NYSE Euronext

Edwin Mecabe
DIRECTOR
CORPORATE ACTIONS AND
MARKET WATCH

20 Broad Street 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CertNYS
001-12822

09011772

August 7, 2009

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BEAZER HOMES USA, INC., Series A Junior Participating Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 5, 2009.

Sincerely,